CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 85,623	$ 61,792
Prepaid expenses	882	1,104
Other current assets		214
Total current assets	86,505	63,110
Right-of-use assets	4,217
Property, plant and equipment	228
Other assets	187	82
Total assets	91,137	63,192
Current liabilities
Accounts payable	1,830	491	$ 35
Accrued expenses	2,397
Lease liability	360
License payable		5,000
Due to related parties		14	9
Common stock warrant liabilities	11,097	32,308
Total current liabilities	15,684	37,813	44
Lease liability, net of current portion	3,858
Total liabilities	19,542	37,813	44
Commitments and contingencies
Stockholders' equity
Preferred stock, $0.0001 par value; 30,000,000 shares authorized, none issued and outstanding at June 30, 2021 and December 31, 2020
Common stock, $0.0001 par value; 120,000,000 shares authorized as of June 30, 2021 and December 31, 2020; 17,521,075 shares and 13,984,441 shares issued and outstanding as of June 30, 2021 and December 31, 2020, respectively	1	1	1
Additional paid-in capital	96,569	42,043	1
Subscription receivable			(1)
Accumulated deficit	(24,975)	(16,665)	(45)
Total stockholders' equity (deficit)	71,595	25,379	$ (44)
Total liabilities and stockholders' equity (deficit)	$ 91,137	$ 63,192